Lease liabilities - Continuity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities
Lease liabilities of beginning of year	$ 3,669	$ 2,321
Additions	4,823	1,415
Interest expense	456	329
Disposals	(1,738)
Payments	(1,423)	(688)
Others	(356)
Foreign currency translation adjustment of subsidiary	(296)	(292)
Payment of lease liabilities	(1,423)	(688)
Lease liability of ending of year	5,727	3,669
Less current portion	2,132	680
Non-current portion	$ 3,595	$ 2,989
Weighted average interest rate (in percent)	8.37%	8.37%
Minimum
Lease liabilities
Term of agreement	1 year
Maximum
Lease liabilities
Term of agreement	12 years